CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Operating activities
Loss before income tax (expense) benefit		$ (605,556)	$ (58,131)	[1]	$ (52,400)	[1]
Adjustments to reconcile loss before income tax expense to net cash provided by operating activities:
Depreciation and amortization		70,248	79,435	[1]	61,546	[1]
Gain on sale of investments and other assets		(2,357)	(1,163)	[1]	(397)	[1]
Net unrealized foreign currency (gain) loss		(770)	(188)	[1]	93	[1]
Share-based payment expense		257,762	162,873	[1]	137,448	[1]
Net unrealized loss on exchange derivative and capped call transactions		533,908	12,414	[1]	0	[1]
Amortization of debt discount and issuance cost		33,939	7,478	[1]	0	[1]
Interest income		(33,500)	(9,877)	[1]	(4,851)	[1]
Interest expense		6,302	1,113	[1]	0	[1]
Changes in assets and liabilities:
Trade receivables		(30,211)	(19,635)	[1]	(10,208)	[1]
Prepaid expenses and other assets		1,085	(8,449)	[1]	(6,438)	[1]
Trade and other payables, provisions and other non-current liabilities		75,624	43,477	[1]	10,947	[1]
Deferred revenue		122,502	97,676	[1]	66,143	[1]
Interest received		30,328	8,679	[1]	6,540	[1]
Income tax refunds received (income tax paid), net		7,038	(4,246)	[1]	(9,042)	[1]
Net cash provided by operating activities		466,342	311,456	[1]	199,381	[1]
Investing activities
Business combinations, net of cash acquired		(418,595)	0	[1]	(381,090)	[1]
Purchases of intangible assets		(2,110)	0	[1]	(925)	[1]
Purchases of property and equipment		(44,192)	(30,209)	[1]	(15,129)	[1]
Proceeds from sales of property, equipment and intangible assets		3,721	2,775	[1]	342	[1]
Purchases of investments		(648,036)	(347,822)	[1]	(423,540)	[1]
Proceeds from maturities of investments		485,021	206,119	[1]	111,403	[1]
Proceeds from sales of investments		20,545	123,862	[1]	488,672	[1]
Increase in restricted cash		(552)	(3,131)	[1]	(3,371)	[1]
Payment of deferred consideration		0	(3,290)	[1]	(935)	[1]
Net cash used in investing activities		(604,198)	(51,696)	[1]	(224,573)	[1]
Financing activities
Proceeds from exercise of share options		3,542	3,995	[1]	9,438	[1]
Payments of issuance cost of exchangeable senior notes		(410)
Proceeds from issuance of exchangeable senior notes, net of discount and issuance cost	[1]		990,494		0
Purchase of capped calls		0	(87,700)	[1]	0	[1]
Interest paid		(6,319)	0	[1]	0	[1]
Net cash (used in) provided by financing activities		(3,187)	906,789	[1]	9,438	[1]
Effect of exchange rate changes on cash and cash equivalents		(855)	(630)	[1]	465	[1]
Net (decrease) increase in cash and cash equivalents		(141,898)	1,165,919	[1]	(15,289)	[1]
Cash and cash equivalents at beginning of period	[1]	1,410,339	244,420		259,709
Cash and cash equivalents at end of period		$ 1,268,441	$ 1,410,339	[1]	$ 244,420	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.